Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Revenues from installment loans	¥ 134,211	¥ 127,128	¥ 118,982
Loans held for sale in installment loans	18,300	22,548
Loans held for sale measured at fair value	17,260	19,232
Installment loans	2,823,769	2,815,706
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	18,933	24,795
Fair value at the acquisition date of purchased loans acquired during the period	2,886	6,326
Purchased loans | Class Of Financing Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Purchased loans for which valuation allowances were provided	¥ 5,101	¥ 7,443